Statements Of Changes In Partners' Capital - USD ($)	Limited Partners [Member]	Special Limited Partners [Member]	New Profit Memo Account [Member]	General Partner [Member]	Total
PARTNERS' CAPITAL at Dec. 31, 2017	$ 99,284,720	$ 65,663,388		$ 2,367,160	$ 167,315,268
Contributions	7,267,750				7,267,750
Withdrawals	(9,992,078)	(2,447,463)		(212,143)	(12,651,684)
Net income (loss)	481,763	2,411,120	3	97,396	2,990,282
General Partner's allocation - profit share	(212,140)		212,140
Transfer of New Profit Memo Account to General Partner			(212,143)	212,143
PARTNERS' CAPITAL at Dec. 31, 2018	96,830,015	65,627,045		2,464,556	164,921,616
Contributions	4,586,000				4,586,000
Withdrawals	(17,721,534)	(6,912,465)		(1,056,135)	(25,690,134)
Net income (loss)	5,270,267	5,599,660	803	238,738	11,109,468
General Partner's allocation - profit share	(1,055,332)		1,055,332
Transfer of New Profit Memo Account to General Partner			(1,056,135)	1,056,135
PARTNERS' CAPITAL at Dec. 31, 2019	$ 87,909,416	$ 64,314,240		$ 2,703,294	$ 154,926,950